Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,900,000
Previously Paid Amount	0.00
Total Fee Amount	426.30
Total Offset Amount	0.00
Net Fee	426.30
Narrative - Max Aggregate Offering Price	$ 4,900,000
Final Prospectus	true